--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       Francis C. Oakley
                       Marion N. Ruth
                       Frances T. Newton

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen Grant
                       VICE PRESIDENT
                       Christopher Bischof
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF703073

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                                 MARCH 31, 1997
                    ----------------------------------------

                                   VALUE LINE
                                     ASSET
                                   ALLOCATION
                                   FUND, INC.

                                     [LOGO]

VALUE LINE ASSET ALLOCATION FUND, INC.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report that since its inception, the Asset Allocation Fund has been the top-performing fund of its kind, according to Lipper Analytical Services, ranking #1 among 87 "flexible" funds. From inception August 24, 1993 through March 31, 1997, the Fund earned a total return of 87.63%, versus 80.26% for the S&P 500 and 17.99% for the Lehman Government/Corporate Bond Index. Also gratifying has been the Fund's consistency of excellence. A compilation by Money magazine showed that your Fund was the only one among 2,787 stock and bond funds to finish in the top 3% of its category in each of the past three calendar years. In this highly competitive, fast-changing arena, that's a remarkable feat; in fact, only six other funds finished even in the top 10% of their category in all three years. Even more important, your Fund's risk exposure has remained moderate, thanks to significant holdings of cash and bonds. As a result, its reward/risk ratio has been among the highest in the mutual fund universe.

For the fiscal year ended March 31, 1997, your Fund gained 17.49%, versus a total return of 19.81% for the unmanaged Standard & Poor's 500 Stock Index and a total return of 4.46% for the Lehman Government/Corporate Bond Index. Moreover, the Fund achieved this return even though only 45%-50% of the assets were invested in stocks during most of the fiscal year, thereby limiting risk exposure.

Due to its performance, the Fund has, not surprisingly, begun to attract notice. For example, U.S. News & World Report named the Fund among the "Best Funds of the Year" for the second straight year and separately as one of the "Best Funds for the Long Haul". Investor's Business Daily gave the Fund a Performance Rank of A+. And Louis Rukeyser's Mutual Funds placed the Fund on the Rukeyser 100 as one of its favorite 100 stock and bond funds. Interestingly, it placed the Fund in its Growth category, where it holds its own against some of the top all-stock funds.

In selecting stocks, we use a very disciplined approach that favors issues with strong earnings and price momentum. Holdings that subsequently fall short of these standards are quickly removed from the portfolio. Many stocks make only a short visit to the portfolio, but the winners are welcomed for long-term stays. The Fund holds about 180 issues diversified across many different industries, with no large bets on any individual stock or sector. This diversification is another method of reducing risk exposure. Small-capitalization issues make up about half of the stockholdings, with the remainder weighted a bit more toward mid-cap than large-cap.

In allocating assets, we also use a disciplined approach, relying on proprietary models that incorporate a number of financial and economic variables. The Fund began the last fiscal year with 64% of assets in stocks, but the stock market rally and rising interest rates caused us to reduce the stock allocation to 45%-50% last summer, where it has since remained. Most recently, the somewhat tighter money policy of the Federal Reserve has been a factor in keeping the Fund's stock allocation below its long-term central tendency of 55%. Bond allocation began the last fiscal year at 12%, but was raised to 25%-30% due to the rise in yields in the spring of 1996. Bondholdings are currently all in Treasuries and are weighted toward shorter maturities.

Thank you for investing with us.

                Sincerely,

                        [SIGNATURE]

                Jean Bernhard Buttner
                CHAIRMAN AND PRESIDENT

May 29, 1997

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The current economic expansion is now in its seventh year. Although this does not yet qualify as the longest peacetime period of growth in our nation's history (both the 1960s and the 1980s experienced somewhat longer upcycles), it is still quite noteworthy, especially since there are as yet few signs that this lengthy run of uninterrupted prosperity is about to draw to a close. In fact, recent reports show that there is still a good deal of strength around, with high doses of consumer confidence, continuing solid job growth, and healthy levels of retail, housing, and manufacturing activity pointing to relatively good levels of economic growth over the next few quarters.

Inflation, meanwhile, continues to be reasonably subdued. This healthy pricing trend, which is remarkable given the longevity of the business expansion, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the recent hammering out of a presumably workable budget accord (which should reduce the government's need to borrow to finance the deficit) and the fact that there is still a lack of serious shortages on either the labor or the raw-materials fronts. On this latter score, though, we do note that the recent pickup in wage pressures could, if unchecked, pose a threat later in the year or in 1998.

Interest rates, meantime, reflecting the likely moderate pace of upcoming economic growth and the fairly subdued pricing structure, are unlikely to increase all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he indicated that the central bank has, in the past, occasionally raised rates before higher inflation actually took hold, and the one-quarter of a percentage point increase in short-term interest rates that was tacked on in March, would seem to suggest that the Fed will not be shy about tightening the credit reins further, if it sees the need. An additional upward move in rates, if sufficiently pronounced, would not be good news for either the stock or the bond markets, or, ultimately, for the U.S. economy.

Performance Data:*

                                                                                          AVERAGE ANNUAL
                                                                                           TOTAL RETURN
                                                                                    --------------------------
1 Year ended 3/31/97..............................................................            17.49%
3 Years ended 3/31/97.............................................................            21.68%
From 8/24/93 (commencement of operations) to 3/31/97..............................            19.10%

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUES OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE

   WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
             VALUE LINE ASSET ALLOCATION FUND, INC.,
          LEHMAN AGGREGATE BOND INDEX, AND THE S&P 500
                                                                     Value Line Asset Allocation Fund,
                                                                                                  Inc.    S&P 500
8/24/93                                                                                        $10,000    $10,000
9/30                                                                                           $10,480    $10,051
12/31/93                                                                                       $10,596    $10,284
3/31                                                                                           $10,415     $9,897
6/30                                                                                           $10,275     $9,939
9/30                                                                                           $10,898    $10,425
12/31/94                                                                                       $10,961    $10,423
3/31                                                                                           $11,818    $11,435
6/30                                                                                           $12,757    $12,523
9/30                                                                                           $14,104    $13,515
12/31/95                                                                                       $14,919    $14,326
3/31                                                                                          $ 15,970    $15,094
6/30                                                                                          $ 17,383    $15,770
9/30                                                                                          $ 18,231    $16,254
12/31/96                                                                                      $ 18,888    $17,607
3/31/97                                                                                       $ 18,764    $18,082

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
             VALUE LINE ASSET ALLOCATION FUND, INC.,
          LEHMAN AGGREGATE BOND INDEX, AND THE S&P 500

                                                                     Lehman Aggregate Bond Index
8/24/93                                                                                  $10,000
9/30                                                                                     $10,080
12/31/93                                                                                 $10,051
3/31                                                                                      $9,737
6/30                                                                                      $9,615
9/30                                                                                      $9,663
12/31/94                                                                                  $9,699
3/31                                                                                     $10,182
6/30                                                                                     $10,843
9/30                                                                                     $11,050
12/31/95                                                                                 $11,565
3/31                                                                                     $11,294
6/30                                                                                     $11,347
9/30                                                                                     $11,547
12/31/96                                                                                 $11,901
3/31/97                                                                                  $11,798

                            From 8/24/93 to 3/31/97

The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that generally represents the U.S. Bond market, with issues having an average maturity of 9.8 years. The graphic representation includes interest reinvested.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments                                           March 31, 1997
-------------------------------------------

   SHARES                                    VALUE
-----------------------------------------------------
COMMON STOCKS (49.3%)
              ADVERTISING (0.4%)
       6,200  Omnicom Group, Inc........  $   309,225
              AEROSPACE/ DEFENSE (0.7%)
       7,000  BE Aerospace, Inc.*.......      171,500
       4,000  Precision Castparts
                Corp....................      204,000
       8,000  Wyman-Gordon Co.*.........      163,000
                                          -----------
                                              538,500
              AIR TRANSPORT (0.3%)
       8,000  Expeditors International
                of Washington, Inc......      192,000
              APPAREL (1.6%)
      15,000  Farah, Inc.*..............      150,000
       7,000  Fruit of the Loom,
                Inc.*...................      290,500
       8,000  Jones Apparel Group,
                Inc.*...................      297,000
       9,000  Oxford Industries, Inc....      239,625
       4,000  Quaker Fabric Corp.*......       52,000
       4,000  St. John Knits, Inc.......      173,000
                                          -----------
                                            1,202,125
              AUTO PARTS-ORIGINAL
                EQUIPMENT (0.3%)
       6,000  Tower Automotive, Inc.*...      234,000
              AUTO PARTS-REPLACEMENT
                (0.5%)
       7,500  Donnelly Corp.............      120,937
       6,200  SPX Corp..................      281,325
                                          -----------
                                              402,262
              BEVERAGE-SOFT DRINK
                (0.2%)
       3,000  Coca-Cola Bottling Co.
                Consolidated............      130,500

   SHARES                                    VALUE
-----------------------------------------------------
              BUILDING MATERIALS (0.5%)
       8,000  Martin Marietta Materials,
                Inc.....................  $   206,000
       7,000  Thomas Industries, Inc....      164,500
                                          -----------
                                              370,500
              CEMENT AND AGGREGATES
                (0.3%)
       6,000  Lone Star Industries,
                Inc.....................      232,500
              CHEMICAL-DIVERSIFIED
                (0.3%)
       6,000  Cytec Industries, Inc.*...      227,250
              CHEMICAL-SPECIALTY (1.3%)
       8,000  Amcol International
                Corp....................      145,000
       4,000  Avery Dennison Corp.......      154,000
       5,000  Fuller (H.B.) & Co........      243,750
       8,000  Lubrizol Corp. (The)......      260,000
       3,800  Tredegar Industries,
                Inc.....................      153,425
                                          -----------
                                              956,175
              COAL/ALTERNATE ENERGY
                (0.7%)
       6,000  AES Corp.*................      336,000
       5,000  CalEnergy Inc.*...........      170,000
                                          -----------
                                              506,000
              COMPUTER & PERIPHERALS
                (0.6%)
       4,000  Brooktrout Technology,
                Inc.*...................       59,500
       2,000  Compaq Computer Corp.*....      153,250
      16,000  Funco, Inc.*..............      224,000
                                          -----------
                                              436,750

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments
-------------------------------------------

   SHARES                                    VALUE
-----------------------------------------------------
              COMPUTER SOFTWARE &
                SERVICES (2.9%)
       8,000  Banctec, Inc.*............  $   204,000
       6,000  Boole & Babbage, Inc.*....      142,500
       4,000  Computer Data Systems,
                Inc.....................      120,500
       5,500  Computer Task Group,
                Inc.....................      195,250
       4,300  Compuware Corp.*..........      269,825
       7,000  Comverse Technology,
                Inc.*...................      276,500
       6,000  Electronics for Imaging,
                Inc.*...................      239,250
       7,000  FIserv, Inc.*.............      260,750
       5,600  National Data Corp........      198,100
       4,000  National Instruments
                Corp.*..................      129,000
       6,000  Pomeroy Computer
                Resources, Inc.*........      118,500
                                          -----------
                                            2,154,175
              DIVERSIFIED COMPANIES
                (2.7%)
       4,800  Danaher Corp..............      199,800
      17,000  Griffon Corp.*............      204,000
      10,000  Nortek, Inc.*.............      196,250
       3,000  Raychem Corp..............      247,125
      13,000  Rexel, Inc.*..............      235,625
       5,000  Tyco International,
                Ltd.....................      275,000
       5,000  United Technologies
                Corp....................      376,250
       6,700  Valmont Industries,
                Inc.....................      261,300
                                          -----------
                                            1,995,350
              DRUG (0.8%)
       8,000  K-V Pharmaceutical Co.
                Class "A"*..............      132,000
       4,000  Merck & Co., Inc..........      337,000
       7,000  NBTY, Inc.*...............      105,875
                                          -----------
                                              574,875
   SHARES                                    VALUE
-----------------------------------------------------
              ELECTRICAL EQUIPMENT
                (0.8%)
       5,000  Jabil Circuit, Inc.*......  $   225,313
       6,000  Kuhlman Corp..............      139,500
      16,000  Magnetek, Inc.*...........      258,000
                                          -----------
                                              622,813
              ELECTRONICS (0.6%)
      11,200  Ducommun, Inc.*...........      273,000
       8,000  Lexmark International
                Group, Inc.*............      194,000
                                          -----------
                                              467,000
              ENVIRONMENTAL (0.9%)
       8,500  USA Waste Services,
                Inc.*...................      301,750
       6,000  U.S. Filter Corp.*........      185,250
       6,000  United Waste Systems,
                Inc.*...................      223,500
                                          -----------
                                              710,500
              FINANCIAL SERVICES (0.8%)
      20,000  Imperial Credit
                Industries,
                Inc.*...................      402,500
       4,000  Travelers Group, Inc......      191,500
                                          -----------
                                              594,000
              FOOD PROCESSING (1.3%)
       6,400  Campbell Soup Co..........      296,800
      12,000  Chiquita Brands
                International, Inc......      186,000
       6,000  Morningstar Group, Inc.
                (The)*..................      115,500
       8,000  Smithfield Foods, Inc.*...      338,000
                                          -----------
                                              936,300
              FOOD WHOLESALERS (0.3%)
       7,200  Riser Foods, Inc..........      238,500

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  March 31, 1997
-------------------------------------------

   SHARES                                    VALUE
-----------------------------------------------------
              FURNITURE/HOME FURNISHINGS
                (1.7%)
       7,000  Ethan Allen Interiors,
                Inc.....................  $   304,500
       9,000  Furniture Brands
                International, Inc.*....      135,000
       7,000  La-Z-Boy, Inc.............      239,750
       3,000  Miller (Herman), Inc......      204,750
       8,000  Mohawk Industries,
                Inc.*...................      167,000
      10,000  Stanley Furniture Co.,
                Inc.*...................      195,000
                                          -----------
                                            1,246,000
              GROCERY (1.3%)
       3,400  American Stores Co........      151,300
       7,000  Quality Food Centers,
                Inc.*...................      294,000
       6,400  Safeway, Inc.*............      296,800
       4,000  Vons Companies, Inc.*.....      259,000
                                          -----------
                                            1,001,100
              HOMEBUILDING (0.4%)
       6,000  Fairfield Communities,
                Inc.*...................      150,000
      11,000  Host Marriott Corp.*......      187,000
                                          -----------
                                              337,000
              HOTEL/GAMING (0.9%)
      10,000  Hilton Hotels Corp........      242,500
      11,000  International Game
                Technology..............      177,375
       8,000  Promus Hotel Corp.*.......      266,000
                                          -----------
                                              685,875
              HOUSEHOLD PRODUCTS (1.1%)
      10,000  Libbey, Inc...............      312,500
       2,200  Procter & Gamble Co.......      253,000
      10,000  Watsco, Inc...............      255,000
                                          -----------
                                              820,500
   SHARES                                    VALUE
-----------------------------------------------------
              INDUSTRIAL SERVICES
                (1.0%)
       6,600  CDI Corp.*................  $   245,025
      12,500  O'Sullivan Industries
                Holdings, Inc.*.........      157,812
       7,000  Pinkerton's, Inc.*........      180,250
       4,400  Robert Half International,
                Inc.*...................      153,450
                                          -----------
                                              736,537
              INSURANCE-DIVERSIFIED
                (1.1%)
       5,800  American Bankers Insurance
                Group, Inc..............      282,750
       3,000  American International
                Group, Inc..............      352,125
       4,300  Horace Mann Educators
                Corp....................      189,738
                                          -----------
                                              824,613
              INSURANCE-LIFE (1.0%)
      16,202  Conseco, Inc..............      577,196
       4,000  SunAmerica, Inc...........      150,500
                                          -----------
                                              727,696
              INSURANCE-PROPERTY/
                CASUALTY (0.4%)
       3,000  Philadelphia Consolidated
                Holding Co.*............       86,344
       3,000  Progressive Corp..........      191,625
                                          -----------
                                              277,969
              MACHINERY (2.9%)
       6,200  Applied Power, Inc. Class
                "A".....................      260,400
       2,000  Binks Manufacturing Co....       78,750
      11,000  Chart Industries, Inc.....      232,375
       8,000  Dreco Energy Services,
                Ltd. Class "A"*.........      272,000

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments
-------------------------------------------

   SHARES                                    VALUE
-----------------------------------------------------
              MACHINERY  (CONTINUED)
       3,000  Graco Inc.................  $    86,250
       9,000  Iteq Inc.*................       58,500
       9,000  Inter-City Products
                Corp.*..................       47,813
       6,000  Lincoln Electric Co.......      219,000
       7,000  Manitowoc Co., Inc........      252,875
      12,000  MotivePower Industries,
                Inc.*...................      130,500
      16,000  Powell Industries,
                Inc.*...................      212,000
       5,000  Scotsman Industries,
                Inc.....................      140,000
       7,000  Zoltek Companies, Inc.*...      177,625
                                          -----------
                                            2,168,088
              MANUFACTURED HOUSING/
                RECREATIONAL VEHICLES
                (0.2%)
      10,000  Monaco Coach Corp.*.......      178,750
              MEDICAL SERVICES (0.8%)
       8,000  Hooper Holmes, Inc........      136,000
       8,000  RehabCare Group, Inc.*....      189,000
       8,000  Universal Health Services,
                Inc. Class "B"*.........      263,000
                                          -----------
                                              588,000
              MEDICAL SUPPLIES (2.8%)
       3,600  Boston Scientific
                Corp.*..................      222,300
       4,500  Cardinal Health, Inc......      244,687
      12,000  Cooper Companies, Inc.*...      243,000
      19,000  Graham-Field Health
                Products, Inc.*.........      206,625
       4,500  Guidant Corp..............      276,750
      18,000  International Murex
                Technologies Corp.*.....      124,875
      11,000  Kinetic Concepts, Inc.....      156,750
   SHARES                                    VALUE
-----------------------------------------------------
              MEDICAL SUPPLIES
                (CONTINUED)
       8,000  Patterson Dental Co.*.....  $   272,000
      10,000  Safeskin Corp.*...........      181,250
      10,000  Sullivan Dental Products,
                Inc.....................      146,250
                                          -----------
                                            2,074,487
              METAL FABRICATING (0.8%)
       5,000  Mueller Industries,
                Inc.*...................      195,625
      10,000  Shaw Group, Inc. (The)*...      228,750
       3,500  Timken Co.................      187,250
                                          -----------
                                              611,625
              NATURAL GAS-DIVERSIFIED
                (0.6%)
       5,000  El Paso Natural Gas Co....      283,125
       4,000  PanEnergy Corp............      172,500
                                          -----------
                                              455,625
              NEWSPAPER (0.6%)
       4,000  Central Newspapers, Inc.
                Class "A"...............      200,500
       5,000  New York Times Co. (The)
                Class "A"...............      220,625
                                          -----------
                                              421,125
              OFFICE EQUIPMENT &
                SUPPLIES (0.3%)
       7,000  General Binding Corp......      211,750
              OILFIELD SERVICES/
                EQUIPMENT (1.5%)
      19,000  Aztec Manufacturing Co....      201,875
       6,200  Camco International,
                Inc.....................      272,800
      11,000  Global Marine, Inc.*......      236,500
      12,000  Noble Drilling Corp.*.....      207,000
       4,000  Smith International,
                Inc.*...................      182,500
                                          -----------
                                            1,100,675

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  March 31, 1997
-------------------------------------------

   SHARES                                    VALUE
-----------------------------------------------------
              PACKAGING & CONTAINER
                (0.7%)
       3,000  Bemis Co., Inc............  $   120,000
       6,000  Gibson Greetings, Inc.*...      124,500
       4,000  Owens-Illinois, Inc.*.....       98,500
       5,000  Sealed Air Corp.*.........      205,625
                                          -----------
                                              548,625
              PAPER & FOREST PRODUCTS
                (0.2%)
       4,000  Standard Register Co......      131,000
              PETROLEUM-PRODUCING
                (0.4%)
      14,000  Global Industries,
                Ltd.*...................      299,250
              PRECISION INSTRUMENT
                (0.8%)
       3,000  Hutchinson Technology,
                Inc.*...................       85,500
      16,000  Molecular Dynamics,
                Inc.*...................      236,000
       4,500  Perceptron, Inc.*.........      118,125
       3,000  Perkin-Elmer Corp.........      193,125
                                          -----------
                                              632,750
              PUBLISHING (0.6%)
       6,000  Consolidated Graphics,
                Inc.*...................      171,750
      11,000  Valassis Communications,
                Inc.*...................      246,125
                                          -----------
                                              417,875
              RECREATION (0.3%)
       6,000  Fountain Powerboat
                Industries, Inc.*.......      115,500
      19,000  Handleman Co.*............      135,375
                                          -----------
                                              250,875
              RESTAURANT (1.0%)
      15,000  CKE Restaurants, Inc......      331,875
      10,000  Foodmaker, Inc.*..........      101,250
       7,500  ShowBiz Pizza Time,
                Inc.*...................      131,250
      20,000  WSMP, Inc.*...............      202,500
                                          -----------
                                              766,875
              RETAIL-SPECIAL LINES
                (3.1%)
       5,500  Cole National Corp. Class
                "A"*....................      174,625
      12,000  Dress Barn, Inc.*.........      202,500

   SHARES                                    VALUE
-----------------------------------------------------
              RETAIL-SPECIAL LINES
                (CONTINUED)
       4,000  Fabri-Centers of America,
                Inc. Class "B"*.........  $    72,500
      12,000  Goody's Family Clothing,
                Inc.*...................      276,000
       7,000  Herbalife International,
                Inc.....................      126,875
       6,000  Lands' End, Inc.*.........      159,000
      12,000  Ross Stores, Inc..........      304,500
       5,000  Russ Berrie & Co., Inc....      116,875
       3,000  Samsonite Corp.*..........      129,750
       5,000  TJX Companies, Inc........      213,750
       6,000  Tiffany & Co..............      228,000
       9,000  Tuesday Morning Corp.*....      288,000
                                          -----------
                                            2,292,375
              RETAIL BUILDING SUPPLY
                (0.2%)
       8,700  Eagle Hardware & Garden,
                Inc.*...................      156,600
              RETAIL STORE (0.6%)
       7,000  Costco Companies, Inc.*...      193,375
       4,000  Meyer (Fred), Inc.*.......      165,000
       6,000  Paul Harris Stores,
                Inc.*...................       93,000
                                          -----------
                                              451,375
              SHOE (0.7%)
      15,000  Genesco, Inc.*............      168,750
       4,000  Rocky Shoes & Boots,
                Inc.*...................       53,500
       9,000  Wolverine World Wide,
                Inc.....................      328,500
                                          -----------
                                              550,750
              TELECOMMUNICATIONS
                EQUIPMENT (0.1%)
       5,000  Digital Microwave
                Corp.*..................       96,250
              TELECOMMUNICATIONS SERVICE
                (0.3%)
       4,000  Cincinnati Bell, Inc......      226,000
              TEXTILE (0.9%)
       8,000  Guilford Mills, Inc.......      241,000
      12,000  Interface Inc. Class
                "A".....................      300,750
       8,000  Paxar Corp.*..............      155,000
                                          -----------
                                              696,750

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments                                           March 31, 1997
-------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                    VALUE
----------------------------------------------------
             THRIFT (0.2%)
      4,200  Charter One Financial,
               Inc.....................  $   184,275
             TOBACCO (0.5%)
      2,400  Culbro Corp.*.............      225,000
      7,070  Standard Commercial
               Corp.*..................      126,376
                                         -----------
                                             351,376
             TOILETRIES/ COSMETICS
               (0.5%)
      7,000  Helen of Troy Ltd.*.......      166,250
     21,500  Playtex Products, Inc.*...      233,813
                                         -----------
                                             400,063
                                         -----------

             TOTAL COMMON STOCKS (COST
               $32,231,959)............   36,951,779
                                         -----------

U.S. TREASURY OBLIGATIONS (26.6%)
$ 4,000,000  United States Treasury
               Notes 6 1/8%,
               3/31/98**...............    4,002,840
  4,000,000  United States Treasury
               Notes 6 1/4%, 6/30/98...    4,002,800
  2,000,000  United States Treasury
               Notes 6 1/8%, 8/31/98...    1,995,720
  4,000,000  United States Treasury
               Notes 6 3/4%, 5/31/99...    4,020,200
  1,000,000  United States Treasury
               Notes 7 3/4%, 2/15/01...    1,035,170
  2,000,000  Unites States Treasury
               Notes 5 7/8%,
               11/15/05................    1,863,280
  3,000,000  United States Treasury
               Bonds 7 1/4%, 8/15/22...    3,008,160
                                         -----------

             TOTAL U.S. TREASURY
               OBLIGATIONS (COST
               $20,150,242)............   19,928,170
                                         -----------

             TOTAL INVESTMENT
               SECURITIES (75.9%) (COST
               $52,382,201)............   56,879,949
                                         -----------

 PRINCIPAL
  AMOUNT                                    VALUE
----------------------------------------------------
             REPURCHASE AGREEMENT
               (24.1%) (INCLUDING
               ACCRUED INTEREST)
$18,100,000  Collateralized by
               $14,115,000 U.S.
               Treasury Bills, due
               8/14/97 and $4,870,000
               U.S. Treasury Bills, due
               2/5/98 with a combined
               value of $18,469,536
               (with First Chicago
               Capital Markets, Inc.,
               5.90%, dated 3/31/97,
               due 4/1/97, delivery
               value $18,102,966)......  $18,102,966
EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (0.0%)....................       (2,085)
                                         -----------
NET ASSETS (100%)......................  $74,980,830
                                         -----------
                                         -----------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING SHARE
  ($74,980,830  DIVIDED BY 5,498,133
SHARES
  OUTSTANDING).........................  $     13.64
                                         -----------
                                         -----------

*  NON-INCOME PRODUCING

** PART OF THIS SECURITY IS SEGREGATED TO COVER INITIAL MARGIN
   REQUIREMENTS ON THE FOLLOWING OPEN SHORT FINANCIAL FUTURES CONTRACTS:

                     NO. OF       UNREALIZED    CONTRACT
                    CONTRACTS        GAIN        VALUE
                 ---------------  -----------  ----------
Russell 2,000
 Index
 June 1997                 16      $ 208,800   $2,759,200

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Statement of Assets and Liabilities
at March 31, 1997
------------------------------------------------------------------------

ASSETS:
Investment securities, at value
  (Cost--$52,382,201)...................  $  56,879,949
Repurchase agreement
  (Cost--$18,102,966)...................     18,102,966
Cash....................................          4,461
Receivable for securities sold..........        480,231
Dividends and interest receivable.......        262,290
Receivable for capital shares sold......        130,605
Variation margin on futures contracts...         56,800
Deferred organization costs (note 2)....         18,330
                                          -------------

    TOTAL ASSETS........................     75,935,632
                                          -------------

LIABILITIES:
Payable for securities purchased........        803,953
Payable for capital shares
  repurchased...........................         40,435
Accrued expenses:
  Advisory fee payable..................         42,370
  Distribution plan fees payable........         16,003
  Other.................................         52,041
                                          -------------

    TOTAL LIABILITIES...................        954,802
                                          -------------

NET ASSETS..............................  $  74,980,830
                                          -------------
                                          -------------

NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
  (authorized 300,000,000, outstanding
  5,498,133 shares).....................  $       5,499
Additional paid-in capital..............     66,991,745
Undistributed investment income-net.....        380,210
Accumulated net realized gain on
  investments...........................      2,896,828
Unrealized net appreciation of
  investments (includes $208,800
  unrealized gain on open futures
  contracts)............................      4,706,548
                                          -------------
NET ASSETS..............................  $  74,980,830
                                          -------------
                                          -------------

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($74,980,830  DIVIDED BY 5,498,133
  SHARES OUTSTANDING)...................  $       13.64
                                          -------------
                                          -------------

Statement of Operations
for the year ended March 31, 1997

INVESTMENT INCOME:
Interest income.........................  $   1,965,246
Dividend income (net of foreign
   withholding tax of $296).............        159,081
                                          -------------
    Total Income........................      2,124,327
                                          -------------

EXPENSES:
Advisory fee............................        437,635
Service and distribution plan fee.......        168,321
Custodian fees..........................         48,953
Auditing and legal fees.................         35,599
Accounting & bookkeeping expense........         32,400
Registration and filing fees............         29,040
Transfer agent fees.....................         17,582
Directors' fees and expenses............         16,471
Printing................................         13,976
Amortization of deferred organization
   costs (note 2).......................         13,093
Insurance, dues and other...............          8,713
                                          -------------
    Total Expenses Before Custody
     Credits............................        821,783
    Less: Custody Credits...............         (3,779)
                                          -------------
    Net Expenses........................        818,004
                                          -------------

INVESTMENT INCOME--NET..................      1,306,323
                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS--NET:
  Realized Gain--Net (includes $104,482
   loss on futures contracts)...........     10,113,531
  Change in Unrealized Appreciation
   (Depreciation) (includes $208,800
   unrealized gain on open futures
   contracts)...........................     (1,342,707)
                                          -------------
NET REALIZED GAIN AND NET UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS...........................      8,770,824
                                          -------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS...........................  $  10,077,147
                                          -------------
                                          -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Statement of Changes in Net Assets
for the years ended March 31, 1997 and 1996
------------------------------------------------------------------------

                                              YEAR ENDED           YEAR ENDED
                                            MARCH 31, 1997       MARCH 31, 1996
                                          ---------------------------------------
OPERATIONS:
  Investment income--net................     $  1,306,323         $    412,793
  Realized gain on investments--net.....       10,113,531            7,850,774
  Net change in unrealized
  (depreciation) appreciation...........       (1,342,707)           3,999,625
                                          ---------------------------------------
  Net increase in net assets from
  operations............................       10,077,147           12,263,192
                                          ---------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income--net................       (1,023,047)            (408,505)
  Realized gains--net...................      (11,007,991)          (4,391,445)
                                          ---------------------------------------
  Total distributions...................      (12,031,038)          (4,799,950)
                                          ---------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares......       30,217,220           18,879,669
  Net proceeds from reinvestment of
  distributions to shareholders.........       11,783,049            4,775,221
  Cost of shares repurchased............      (20,868,278)          (1,487,694)
                                          ---------------------------------------
  Increase from capital share
  transactions..........................       21,131,991           22,167,196
                                          ---------------------------------------

TOTAL INCREASE..........................       19,178,100           29,630,438

NET ASSETS:
  Beginning of year.....................       55,802,730           26,172,292
                                          ---------------------------------------
  End of year...........................     $ 74,980,830         $ 55,802,730
                                          ---------------------------------------
                                          ---------------------------------------

UNDISTRIBUTED INVESTMENT INCOME--NET,
  AT END OF YEAR........................     $    380,210         $     96,934
                                          ---------------------------------------
                                          ---------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Notes to Financial Statements                                     March 31, 1997
-------------------------------------------

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

(F) FINANCIAL FUTURES CONTRACTS. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities,

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Notes to Financial Statements
-------------------------------------------
equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or to pay the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2. Organization Costs

Costs of $66,040 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. Capital Share Transactions

Transactions in capital stock were as follows:

                                 1997       1996
                               --------------------
Shares sold..................  2,033,628  1,435,241
Shares issued in reinvestment
  of dividends and
  distributions..............    870,240    363,965
                               --------------------
                               2,903,868  1,799,206
Shares repurchased...........  1,354,654    109,696
                               --------------------
Net increase.................  1,549,214  1,689,510
                               ---------
                               ---------

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                            1997
                                        ------------
PURCHASES:
U.S. Treasury Obligations.............  $ 15,625,156
Other Investment Securities...........    90,726,435
                                        ------------
                                        $106,351,591
                                        ------------
                                        ------------
SALES:
U.S. Treasury Obligations.............  $  1,889,688
Other Investment Securities...........    98,450,265
                                        ------------
                                        $100,339,953
                                        ------------
                                        ------------

At March 31, 1997, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $70,489,169. The aggregate appreciation and depreciation of investments at March 31, 1997, based on a comparison of investment values and their costs for federal income tax purposes were $5,704,020 and $1,210,274, respectively, resulting in a net appreciation of $4,493,746.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $437,635 was paid or payable to the Adviser for the year ended March 31, 1997. The fee was computed at the annual rate of .65 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

A fee of $2,880 for printing services was paid to the Adviser for the year ended March 31, 1997.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  March 31, 1997
-------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of Value Line, Inc., in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the year ended March 31, 1997, fees amounting to $168,321 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the year ended March 31, 1997, the Fund paid brokerage commissions totalling $71,591 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 1997, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing Plan, owned 3,263,349 shares of the Fund's capital stock, representing 59.4% of the outstanding shares. In addition, certain officers and directors of the Fund owned 305,614 shares of capital stock, representing 5.6% of the outstanding shares.

6. Financial Instruments with Off-Balance Sheet Risk

During the year, the Fund sold stock index futures contracts to hedge its portfolio positions against price fluctuations. Futures contracts involve elements of credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. At March 31, 1997 the Fund held an open short position of 16 Russell 2000 index contracts expiring June 1997 with a notional value of $2,759,200.

The Fund purchases or sells futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to the Fund's futures transactions; therefore, the Fund's credit risk is limited to the failure of the exchange or board of trade. The Fund bears the market risk which arises from any changes in security values.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Financial Highlights
-------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                 AUGUST 24,
                                                                                    1993
                                                                                 (COMMENCEMENT
                                                                                 OF
                                                                                 OPERATIONS)
                                                 YEARS ENDED MARCH 31,           TO
                                          ------------------------------------   MARCH 31,
                                             1997         1996         1995         1994
                                          -------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD....  $ 14.13      $ 11.58      $ 10.37      $ 10.00
                                          -------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.............      .30          .10          .08          .06(1)
      Net gains or losses on securities
        (both realized and
        unrealized).....................     2.15         3.86         1.30          .35
                                          -------------------------------------------------
      Total from investment opeations...     2.45         3.96         1.38          .41
                                          -------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income.........................     (.25)        (.12)        (.06)        (.04)
      Distributions from realized
         capital gains..................    (2.69)       (1.29)        (.11)          --
                                          -------------------------------------------------
      Total distributions...............    (2.94)       (1.41)        (.17)        (.04)
                                          -------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........   $13.64       $14.13       $11.58       $10.37
                                          -------------------------------------------------
                                          -------------------------------------------------
TOTAL RETURN............................    17.49%       35.13%       13.47%        4.15%+
                                          -------------------------------------------------
                                          -------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (in
  thousands)............................  $74,981      $55,803      $26,172      $18,989
Ratio of operating expenses
  to average net assets.................     1.23%(2)     1.38%(2)     1.76%        0.47%*(1)
Ratio of net investment income
  to average net assets.................     1.95%         .99%         .85%        1.10%*(1)
Portfolio turnover rate.................      192%         244%         211%         108%+
Average commissions paid per share of
  common stock investments
  purchased/sold........................  $ .0492(3)        --           --           --

(1)NET OF EXPENSE REIMBURSEMENT AND FEES WAIVED BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.02), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.24%*, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.67%)*.
(2)BEFORE CUSTODY CREDITS.
(3)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
   1995.
+  NOT ANNUALIZED.
*  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period August 24, 1993 (commencement of operations) through March 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036

May 14, 1997

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer-trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891, OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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